UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number:___
 This Amendment (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mason Capital Management, LLC
Address: 110 East 59th Street, 30th Floor
         New York, NY 10022

Form 13F File Number: 28-10413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John Grizzetti
Title:   Chief Financial Officer
Phone:   (212) 771-1206

Signature, Place, and Date of Signing:

/s/ John Grizzetti                      New York, New York     August 16, 2010
------------------------------------   --------------------    ---------------
/s/ by John Grizzetti with Express         [City, State]            [Date]
Permission

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
                                         -------------------

Form 13F Information Table Entry Total:          19
                                         -------------------

Form 13F Information Table Value Total:      $949,312
                                         -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

Column 1                      Column 2    Column 3    Column 4         Column 5          Column 6   Column 7         Column 8
------------------------------------------------------------------------------------------------------------------------------------
                              TITLE OF                 VALUE      SHRS OR   SH/  PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER             CLASS       CUSIP     (X$1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS     SOLE    SHARED  NONE
AIRGAS INC                   COM          009363102    55,393      890,556  SH            Sole                  890,556
ALCON INC                  COM SHS        H01301102   110,004      742,315  SH            Sole                  742,315
BP PLC                  SPONSORED ADR     055622104   111,188    3,850,000  SH            Sole                3,850,000
ALLIANCE DATA
  SYSTEMS CORP               COM          018581108     3,200       16,632  SH  Call      Sole                   16,632
CIT GROUP INC              COM NEW        125581801    49,473    1,461,098  SH            Sole                1,461,098
CLEAR CHANNEL
  OUTDOOR HLDGS             CL A          18451C109    44,033    5,072,946  SH            Sole                5,072,946
DELTA AIR LINES INC        COM NEW        247361702       126       10,722  SH            Sole                   10,722
GOLDEN ENTERPRISES INC.      COM          381010107     1,669      556,417  SH            Sole                  556,417
HUBBELL INC                 CL A          443510102    13,569      357,537  SH            Sole                  357,537
LEGG MASON INC               COM          524901105    97,825    3,490,000  SH            Sole                3,490,000
MAGNA INTL INC              CL A          559222401    38,924      590,111  SH            Sole                  590,111
MCDERMOTT INTL INC           COM          580037109    57,341    2,647,302  SH            Sole                2,647,302
MEAD JOHNSON
  NUTRITION CO               COM          582839106    55,236    1,102,069  SH            Sole                1,102,069
PFIZER INC                   COM          717081103   156,744   10,991,900  SH            Sole               10,991,900
SPDR GOLD TRUST           GOLD SHS        78463V107       400      100,000  SH   Put      Sole                  100,000
SAUER-DANFOSS INC            COM          804137107    25,407    2,079,172  SH            Sole                2,079,172
SYBASE INC                   COM          871130100    53,991      835,000  SH            Sole                  835,000
UAL CORP                   COM NEW        902549807        77        3,750  SH            Sole                    3,750
VERISIGN INC                 COM          92343E102    74,712    2,814,000  SH            Sole                2,814,000